Long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Long-term investments
Carrying amount of equity investments without readily determinable fair value	¥ 10,798	$ 1,694	¥ 4,990